Trade, Other Payables and Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
Disclosure of Trade, Other Payables and Deferred Income by Nature

	US Dollars
Figures in millions	2019	2018	2017

Non-current
Other payables	15	3	3

Current
Trade payables	363	350	358
Accruals(1)	167	186	228
Short-term provisions	53	20	22
Derivatives	—	9	—
Other payables	3	29	30
	586	594	638
Total trade, other payables and provisions	601	597	641
Current trade and other payables are non-interest bearing and are normally settled within 60 days.
(1) Includes accrual for silicosis of $11m in 2019 (2018: $16m; 2017:nil).